As filed with the Securities and Exchange Commission on December 9, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michagan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2006

Date of reporting period: September 30, 2005

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
For the Six Months Ended
September 30, 2005

Dear Fellow Shareholder:

These reports are intended to update you on your investment in The Teberg Fund, but in the past we’ve also historical events that shaped our world and in the economy.

For this period, it certainly seems that Hurricane Katrina will forever be the event that changed history. This struck home for us on September 15 when we participated in a conference call with a representative of a mutual fund advisor from New Orleans. We had seen reports of the devastation to lives and property, but it was very personal to hear first hand how the storm affected a business like ours with strong roots in New Orleans just as we have in Duluth.

The one positive point we took away from the call and want to share with you is that the advisor was able to continue servicing shareholders despite the chaos and destruction. They immediately posted contact information on their web site so they were able to communicate with shareholders and take care of their needs.

While we don’t anticipate a hurricane in Duluth, we think it’s worth mentioning that we would do the same with our web site (www.tebergfund.com) if for any reason we couldn’t operate from our office. As the advisor from New Orleans pointed out, technology has made this a “portable business.”

Despite all the bad news, this period produced positive returns for us and the indexes. Our 4.06% return from April 1 through September 30, 2005 put us in the number three spot in comparison to the Fund’s benchmark (the S&P 500) and the other indexes. The NASDAQ ended the six-month period at 7.63%, the S&P at 5.02% and the Dow at 1.76%.

With the NASDAQ’s strong showing during this period our holdings in this sector helped boost our performance, although we are far too conservative to heavily invest in this more volatile area. These six months benefited those who are more comfortable with risk than our Fund and its shareholders. We chose instead to end the period with a large cash position, just as we have every September since we started the Fund. This caused us to miss some of the gain experienced during the period, but we believe we are poised to weather a potential market storm as we enter the traditionally rough fourth quarter.

Sincerely,

Curtis A. Teberg
Portfolio Manager

Past performance is not a guarantee of future results.

Must be preceded or accompanied by a prospectus.

The above discussion is based on the environment and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Because the Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which they invest. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. These risks include, but are not limited to, risks involved with non-diversification and investments in smaller capitalization companies and lower rated securities. The Fund may also commit up to 80% of its assets to high yield funds containing lower rated securities that are subject to a higher risk of default.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The Dow Jones Industrial Aveage is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends.  The NASDAQ Composite Index is a market capitalization-weighed index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange.  You cannot invest directly in an index.

Distributed by Quasar Distributors, LLC. (11/05)

The Teberg Fund
Expense Example - September 30, 2005 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/05 - 9/30/05).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 2.50% per the advisory agreement.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailign raes charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expensed charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below included, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by 41,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/05	Ending Account Value 9/30/05	Expenses Paid During Period 4/1/05 - 9/30/05
Actual
	$1,000.00	$1,040.60	$11.82
Hypothetical (5% return before expenses)
	$1,000.00	$1,013.49	$11.66

*
Expenses are equal to the Fund’s annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense..

See accompanying Notes to Financial Statements.

The Teberg Fund
Allocation of Portfolio Assets - September 30, 2005 (Unaudited)

Style
Domestic Equity Funds	$15,597,220.00	46%
Fixed Income Funds	200,689.00	1%
Money Market Funds	17,817,609.00	53%
	$33,615,518.00

See accompanying Notes to Financial Statements.

The Teberg Fund
SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited)

Shares		Market Value
	Domestic Equity Funds - 46.51%
51,557	1st Source Monogram Special Equity Fund - Class R	$432,561
14,356	AIM Constellation Fund - Institutional Class #	375,403
21,805	AIM Large Cap Growth Fund - Investor Class #	225,026
2,396	AIM Leisure Fund - Class A	108,775
49,573	AIM Weingarten Fund - Class A #	671,720
35,112	American AMCAP Fund - Class A	652,733
3,846	American Century Real Estate Fund - Investor Class	104,893
14,177	American Century Ultra Fund - Investor Class #	409,715
1,260	American EuroPacific Growth Fund - Class A	50,770
44,575	American Washington Mutual Investors Fund - Class A	1,378,699
21,542	Brandywine Fund #	678,583
1,997	Calamos Growth Fund - Class A #	109,067
2,298	Clipper Fund	203,175
5,416	Columbia Acorn Fund - Class Z	154,902
2,629	Fidelity Advisor Equity Growth Fund - Institutional Class #	129,407
71,170	Fidelity Advisor Fifty Fund - Class A#	836,961
2,528	FPA Capital Fund	114,262
12,963	Franklin Flex Cap Growth Fund - Class A #	499,354
3,405	Franklin Natural Resources Fund - Class A #	112,510
11,473	Gabelli Asset Fund - Class AAA	498,253
147,446	Gabelli Westwood Equity Fund - Class AAA	1,633,702
27,597	Janus Fund #	693,238
7,371	Janus Twenty Fund	356,454
5,400	Jennison Health Sciences Fund - Class A	112,212
14,858	John Hancock Small Cap Equity Fund - Class A #	304,896
8,119	Meridian Growth Fund	291,245
14,946	MFS Mid Cap Growth Fund - Class A #	133,918
54,886	Neuberger Berman Focus Fund - Investor Class	2,047,812
14,495	Nicholas Applegate Growth Equity Fund - Class A #	149,439
6,092	Oppenheimer Gold & Special Minerals Fund - Class A	130,376
5,189	PBHG Mid-Cap Fund	101,713
3,824	Phoenix Real Estate Securities Fund - Class A	104,422
8,912	Pioneer Growth Opportunities Fund #	283,035
10,094	Reynolds Blue Chip Growth Fund #	297,566
3,458	RS Global Natural Resources Fund - Class A	121,452
2,767	Rydex Series - Energy Services Fund - Investor Class #	107,294
3,951	Rydex Series - Leisure Fund - Investor Class #	112,985
8,377	Rydex Series - Technology Fund - Investor Class #	95,168
22,610	Seligman Communications & Information Fund, Inc. - Class A #	608,672
4,558	Thornburg International Value Fund - Class A	103,917
1,723	Weitz Series Fund, Inc. - Value Fund	60,935
	Total Domestic Equity Funds (Cost $12,659,632)	15,597,220

	Fixed Income Funds - 0.60%
5,157	Rydex Series - Juno Fund - Investor Class #	94,327
9,297	Rydex Series - U.S. Government Bond Fund - Investor Class	106,362
	Total Fixed Income Funds (Cost $211,011)	200,689

See accompanying Notes to Financial Statements.

The Teberg Fund
SCHEDULE OF INVESTMENTS at September 30, 2005, continued (Unaudited)

Shares		Market Value

	Money Market Funds - 53.13%
17,817,609	Goldman Sachs Financial Square Funds - Prime Obligations Fund	$17,817,609
	Total Money Market Funds (Cost $17,817,609)	17,817,609
	Total Investments (Cost $30,688,252) - 100.24%	33,615,518
	Liabilities in Excess of Other Assets - (0.24)%	(82,040)
	Net Assets - 100.00%	$33,533,478

#	Non-income producing security.

See accompanying Notes to Financial Statements.

The Teberg Fund
STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2005 (Unaudited)

ASSETS
Investments in securities, at value
(identified cost $30,688,252)	$33,615,518
Dividends and interest receivable	36,809
Prepaid expenses	2,911
Total assets	33,655,238

LIABILITIES
Payables
Fund shares redeemed	26,841
Due to advisor	41,424
Due to Custodian	16,133
Audit fees	7,944
Distribution fees	6,904
Fund accounting fees	6,458
Transfer agent fees	6,406
Administration fees	5,523
Chief Compliance Officer fee	1,871
Custodian fees	1,659
Accrued other expenses	597
Total liabilities	121,760

NET ASSETS	$33,533,478

Net asset value, offering and redemption price per share
[$33,533,478/2,975,015 shares outstanding;
unlimited number of shares (par value $0.01) authorized]	$11.27

COMPONENTS OF NET ASSETS
Paid-in capital	$30,131,338
Undistributed net investment income	242,974
Accumulated net realized gain on investments	231,900
Net unrealized appreciation on investments	2,927,266
NET ASSETS	$33,533,478

See accompanying Notes to Financial Statements.

The Teberg Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2005 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$376,882
Interest	96,555
Total Income	473,437

Expenses
Advisory fees (Note 3)	249,054
Distribution fees (Note 4)	41,509
Administration fees (Note 3)	33,207
Transfer agent fees	14,727
Fund accounting fees	13,420
Audit fees	7,942
Legal fees	6,090
Trustee fees	3,955
Custody fees	3,268
Chief Compliance Officer fee (Note 3)	2,871
Registration fees	2,370
Other	2,053
Insurance fees	1,755
Shareholder reporting	735
Total expenses	382,956
Less: expenses reimbursed by advisor (Note 3)	(10,040)
Net expenses	372,916
Net investment income	100,521

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on security transactions	448,234
Capital gain distributions from regulated investment companies	11,464
Net change in unrealized appreciation on investments	786,342
Net realized and unrealized gain on investments	1,246,040
Net Increase in Net Assets Resulting from Operations	$1,346,561

See accompanying Notes to Financial Statements.

The Teberg Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005

INCREASE (DECREASE)IN NET ASSETS FROM:
OPERATIONS
Net investment income	$100,521	$142,464
Net realized gain/(loss) on security transactions	448,234	(372,092)
Capital gain distributions from regulated investment companies	11,464	144,719
Net change in unrealized appreciation/(depreciation) on investments	786,342	(8,028)
Net increase/(decrease) in net assets resulting from operations	1,346,561	(92,937)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(187,387)
From net realized gains on security transactions	—	(39,308)
—		(226,695)

CAPITAL SHARE TRANSACTIONS:
Net (decrease)/increase in net assets derived from net change
in outstanding shares (a)	(354,087)	3,680,915
Total increase in net assets	992,474	3,361,283

NET ASSETS
Beginning of period	32,541,004	29,179,721
End of period	$33,533,478	$32,541,004

Includes undistributed net investment income of:	$242,974	$142,453

(a) A summary of share transactions is as follows:

	Six Months Ended September 30, 2005 (Unaudited)		Year Ended March 31, 2005

	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	127,584	$1,391,025	596,799	$6,439,658
Shares reinvested	—	—	20,478	226,695
Shares redeemed	(158,595)	(1,745,112)	(278,860)	(2,985,438)
Net (decrease)/increase	(31,011)	$(354,087)	338,417	$3,680,915

See accompanying Notes to Financial Statements.

The Teberg Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Six Months Ended September 30, 2005	Year Ended March 31,
	(Unaudited)	2005	2004	2003 (1)

Net asset value, beginning of period	$10.83	$10.94	$9.73	$10.00

Income from investment operations:
Net investment income (2)	0.03	0.04	0.21	0.13
Net realized and unrealized gain/(loss) on investments	0.41	(0.08)	1.68	(0.32)
Total from investment operations	0.44	(0.04)	1.89	(0.19)

Less Distributions:
From net investment income	—	(0.06)	(0.19)	(0.08)
From net realized gain on investments	—	(0.01)	(0.49)	—
Total distributions	—	(0.07)	(0.68)	(0.08)

Net asset value, end of period	$11.27	$10.83	$10.94	$9.73

Total return	4.06%	(0.32)%	19.48%	(1.90)%

Ratios/supplemental data:
Net assets, end of period (thousands)	$33,533	$32,541	$29,180	$17,943
Ratio of expenses to average net assets: (3)
Before expense reimbursement/recoupment	2.31%	2.31%	2.31%	2.93%
After expense reimbursement/recoupment	2.25%	2.23%	2.42%	2.50%
Ratio of net investment income to average net assets (3)
After expense reimbursement/recoupment	0.619%	0.46%	2.22%	1.95%
Portfolio turnover rate	76.72%	150.50%	88.41%	84.10%

(1)	The Fund commenced operations of April 1, 2002.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS at September 30, 2005 (Unaudited)

NOTE 1 - ORGANIZATION

The Teberg Fund (the “Fund”) is a non-diversified series of shares of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund began operations on April 1, 2002. The investment objective of the Fund is to maximize total return (capital appreciation plus income).

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation: Investments are valued at the respective net asset value of each underlying fund, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified with the capital accounts based on their Federal tax treatment.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended September 30, 2005, First Associated Investment Advisors, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.50% based upon the average daily net assets of the Fund. For the six months ended September 30, 2005, the Fund incurred $249,054 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 2.50% of average net assets. Any such reduction made by the Advisor in its fees or payment of expensed which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four year of the Fund’s operations.

NOTES TO FINANCIAL STATEMENTS at September 30, 2005, continued (Unaudited)

Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. There were no expenses subject to recapture pursuant to the aforementioned conditions at September 30, 2005. For the six months ended September 30, 2005, the Advisor waived $10,040 in 12b-1 fees received from underlying funds that were purchased through a broker affiliated with the Advisor. The 12b-1 fees received by the Fund are included in the advisory fee waiver in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level	Fee rate
Less than $15 million	$30,000
$15 million to less than $50 million	0.20% of average daily net assets
$50 million to less than $100 million	0.15% of average daily net assets
$100 million to less than $150 million	0.10% of average daily net assets
More than $150 million	0.05% of average daily net assets

For the six months ended September 30, 2005, the Fund incurred $33,207 in administration fees.

U.S. Bancorp Fund Services, LLC also serves as the Fund Accountant and transfer Agent to the Fund. U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also officers of the Administrator and Distributor.

For the six months ended September 30, 2005, the Fund was allocated $2,871 of the Chief Compliance Officer fee.

NOTE 4 - DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of to 0.25% of the Fund’s average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and services activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”. For the six months ended September 30, 2005, the Fund paid the Distribution Coordinator $41,509.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2005, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $19,473,539 and $21,040,058 respectively.

NOTE 6 DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for the financial statement and tax purposes due to differing treatments of losses realized subsequent to October 31 on the sale of securities.

NOTES TO FINANCIAL STATEMENTS at September 30, 2005, continued (Unaudited)

There were no distributions paid during the six months ended September 30, 2005. The tax character of distributions paid during the year ended March 31, 2005 was as follows:

2005
Ordinary Income	$226,695

As of March 31, 2005, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$30,551,837

Gross tax unrealized appreciation	2,259,969
Gross tax unrealized depreciation	(119,045)
Net tax unrealized appreciation	$2,140,924

Undistributed ordinary income	$142,453
Undistributed long-term capital gain	—
Total distributable earnings	$142,453

Other accumulated gains/(losses)	$(227,798)
Total accumulated earnings/(losses)	$2,055,579

As of March 31, 2005, the Fund had a capital loss carryforward of $160,189 which expires in 2012, and post-October losses of $67,609.

NOTICE TO SHAREHOLDERS at September 30, 2005

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-776-4445 or on the SEC's website at http://www.sec.gov.

How to Obtain a Copy of the Teberg Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2005

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 1-888-209-1964. Furthermore, you can obtain the Fund's proxy voting records on the SEC's website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Teberg Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information included in the Fund’s Form N-Q is also available by calling 1-888-209-1964.

Advisor
First Associated Investment Advisors, Inc.
5161 Miller Trunk Highway
Duluth, MN 55811

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 209-1964

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-866-209-1964.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s independent trustees serve as its nominating committee, however they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 12/06/05____________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 12/06/05____________

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 12/06/05____________

* Print the name and title of each signing officer under his or her signature